Securities - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Securities Disclosures [Abstract]
Pledged securities as collateral for public fund deposits and borrowings	$ 535,900,000
Carrying value of pledged securities	532,000,000	503,100,000	476,500,000
Gross realized gains		1,400,000	4,400,000
Gross Realized Losses		0	7,000
Tax (benefit) provision applicable to these realized net (losses)/gains		500,000	1,700,000
Proceeds from sales of securities		18,600,000	77,900,000
Net unrealized gains (losses) available-for-sale securities included in AOCI , net of applicable income taxes		(9,100,000)	6,000,000
Gains reclassified out of AOCI into earnings, net of tax		$ 1,000,000	$ 3,200,000
Exposure to Investment Securities [Abstract]
Exposure to investment securities issuers threshold percentage of Stockholder's Equity (in hundredths)	10.00%	10.00%